Segment information (Operating segment) (Details) - segment	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Major Customer [Line Items]
Number of operating segments	1
Customer Concentration Risk | Contract Revenues
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	100.00%	100.00%	100.00%
Customer Concentration Risk | Contract Revenues | BP
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	67.60%	68.00%	56.80%
Customer Concentration Risk | Contract Revenues | ExxonMobil
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	11.00%	0.30%	22.20%
Customer Concentration Risk | Contract Revenues | Petronas
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	9.90%	0.00%	0.00%
Customer Concentration Risk | Contract Revenues | Chevron
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	7.20%	8.50%	7.90%
Customer Concentration Risk | Contract Revenues | Tullow
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	0.00%	19.80%	0.00%
Customer Concentration Risk | Contract Revenues | Hibernia
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	0.00%	0.00%	6.40%
Customer Concentration Risk | Contract Revenues | Other
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	4.30%	3.40%	6.70%